The Glenmede Fund, Inc.

c/o State Street Bank and Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

October 6, 2014

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectuses and Statement of Additional Information for a series of The Glenmede Fund, Inc., the Mid Cap Equity Portfolio and revises certain disclosures related to the Mid Cap Equity Portfolio.

The only changes are the addition of a sub-section entitled “Advisor Prior Performance Information” on page 11 of each Prospectus. In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Registrant is requesting selective review of the changes only.

Please contact the undersigned at (617) 662-1742 in connection with any questions or comments regarding this filing.

Very truly yours,

/s/ David James
David James

Assistant Secretary

Enclosures